Income tax benefit (expense) - Effective income tax rate reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ 475,182	$ 112,832		$ (109,832)
Tax at domestic rate	(118,796)	(33,376)		32,488
Tax exempt profit / loss	241	317		(50)
Tax adjustments for previous years	0	34		9
Loss for which no DTA has been recognized	(61)	(26)		(1,037)
Non-deductible expenses	(482)	(538)		(962)
Use of previously unrecognized tax losses and tax credits	267	4,066		0
Tonnage Tax regime	115,174	24,534		(33,602)
Effect of share of profit of equity-accounted investees	2,613	2,482		4,690
Effects of tax regimes in foreign jurisdictions	(900)	1,905		(1,774)
Total tax benefit/(expense)	$ (1,944)	$ (602)	[1]	$ (238)	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(25.00%)	(29.58%)		(29.58%)
Total taxes (as a percent)	(0.41%)	(0.53%)		0.22%
Tonnage tax expense	$ 3,459	$ 1,313		$ 4,436

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.